Related Party Disclosures - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Mar. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Proceeds from convertible note			$ 1,991	$ 0
Excess of fair value over proceeds accounted for as deemed distribution		$ 376	$ 376	$ 0
Convertible Note [Member]
Disclosure of transactions between related parties [line items]
Unsecured convertible promissory note	$ 2,000
Proceeds from convertible note	2,000
Excess of fair value over proceeds accounted for as deemed distribution	$ 400